Note 4 - Accumulated Other Comprehensive Loss	12 Months Ended
Dec. 31, 2014
Disclosure Text Block [Abstract]
Comprehensive Income (Loss) Note [Text Block]

Note 4 – Accumulated Other Comprehensive Loss

The following table presents the changes in accumulated other comprehensive loss by component net of tax for the years ended December 31, 2014 and 2013 (in thousands):

	Unrealized Losses on Investment Securities Available for Sale (1)
	2014	2013
	(In Thousands)
Balance beginning of the year	$(18)	$(60)
Other comprehensive loss before reclassifications	(18)	(20)
Amount reclassified from accumulated other comprehensive loss	--	(58)
Total other comprehensive loss	(18)	(78)
Balance end of the year	$(36)	$(18)

(1)	All amounts are net of tax. Amounts in parentheses indicate debits.

The following table presents significant amounts reclassified out of each component of accumulated other comprehensive loss for the years ended December 31, 2014 and 2013 (in thousands):

Details About Other Comprehensive Loss	Amount Reclassified from Accumulated Other Comprehensive Loss (1)		Affected Line Item in the Statement of Income
	For the Year Ended December 31,
	2014	2013
Unrealized losses on investment securities available for sale	$--	$88	Gain on sales of investment securities
	--	(30)	Income taxes
	$--	$(58)	Net of tax

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(1)	Amounts in parentheses indicate debits.